Quarterly Holdings Report
for
Fidelity® Low-Priced Stock Fund
April 30, 2026
LPS-NPRT3-0626
1.800342.122
Common Stocks - 96.1%
	Shares	Value ($)
AUSTRALIA - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Amotiv Ltd	1,968,669	9,156,718
Consumer Staples - 0.0%
Food Products - 0.0%
Inghams Group Ltd	4,552,357	6,213,647
Financials - 0.2%
Insurance - 0.2%
AUB Group Ltd	1,411,513	26,287,836
nib holdings Ltd/Australia	2,758,681	13,322,722
TOTAL FINANCIALS		39,610,558
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Servcorp Ltd	864,135	4,043,310
TOTAL AUSTRALIA		59,024,233
AUSTRIA - 0.3%
Materials - 0.3%
Construction Materials - 0.2%
Wienerberger AG	2,041,107	59,026,235
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	217,560	20,427,143
TOTAL AUSTRIA		79,453,378
BELGIUM - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Melexis NV (c)	93,300	7,812,936
X-Fab Silicon Foundries SE (a)(d)(e)	794,529	5,865,418

TOTAL BELGIUM		13,678,354
BRAZIL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	7,215,200	32,828,155
CANADA - 2.5%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Mty Food Group Inc	975,353	29,145,344
Specialty Retail - 0.1%
Bmtc Group Inc (b)	3,009,686	28,626,748
Leon's Furniture Ltd	173,863	3,359,888
		31,986,636
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear Inc	736,203	45,689,191
TOTAL CONSUMER DISCRETIONARY		106,821,171
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.1%
Alimentation Couche-Tard Inc	2,916,282	172,527,274
Metro Inc/CN	1,237,924	82,986,976
North West Co Inc/The	70,764	2,650,622
TOTAL CONSUMER STAPLES		258,164,872
Energy - 0.6%
Energy Equipment & Services - 0.0%
PHX Energy Services Corp	855,613	7,753,963
Oil, Gas & Consumable Fuels - 0.6%
Cenovus Energy Inc	4,606,591	134,770,808
TOTAL ENERGY		142,524,771
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Goodfellow Inc (b)	631,058	5,416,966
Richelieu Hardware Ltd	643,444	18,815,177
TOTAL INDUSTRIALS		24,232,143
Materials - 0.2%
Paper & Forest Products - 0.2%
Stella-Jones Inc	754,430	46,687,073
Western Forest Prods Inc (a)	395,785	4,309,390
TOTAL MATERIALS		50,996,463
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Real Matters Inc (a)	3,331,072	14,100,684
TOTAL CANADA		596,840,104
CHINA - 1.8%
Communication Services - 0.1%
Entertainment - 0.1%
Netease Inc	714,743	16,731,551
Consumer Discretionary - 0.4%
Broadline Retail - 0.0%
Vipshop Holdings Ltd Class A ADR	942,061	13,556,258
Household Durables - 0.2%
Chervon Holdings Ltd	11,685,492	24,404,231
Gree Electric Appliances Inc of Zhuhai A Shares (China)	2,607,037	15,316,056
		39,720,287
Textiles, Apparel & Luxury Goods - 0.2%
Best Pacific International Holdings Ltd (d)	32,942,529	12,322,928
Shenzhou International Group Holdings Ltd	4,221,559	25,732,191
		38,055,119
TOTAL CONSUMER DISCRETIONARY		91,331,664
Consumer Staples - 0.0%
Food Products - 0.0%
Sunjuice Holdings Co Ltd	240,000	1,227,301
Financials - 0.0%
Financial Services - 0.0%
Far East Horizon Ltd	10,745,270	10,299,714
Health Care - 0.5%
Health Care Providers & Services - 0.4%
Sinopharm Group Co Ltd H Shares	38,419,886	91,391,791
Pharmaceuticals - 0.1%
China Medical System Holdings Ltd	15,010,821	24,675,129
Consun Pharmaceutical Group Ltd	3,765,098	7,801,857
		32,476,986
TOTAL HEALTH CARE		123,868,777
Industrials - 0.2%
Construction & Engineering - 0.0%
Sinopec Engineering Group Co Ltd H Shares	2,911,257	2,351,954
Machinery - 0.1%
Haitian International Holdings Ltd	6,306,151	17,109,495
Precision Tsugami China Corp Ltd (d)	881,416	5,432,563
TK Group Holdings Ltd	7,563,967	2,287,008
		24,829,066
Trading Companies & Distributors - 0.0%
Horizon Construction Development Ltd	628,050	72,848
Transportation Infrastructure - 0.1%
Qingdao Port International Co Ltd H Shares (d)(e)	15,530,553	15,259,698
TOTAL INDUSTRIALS		42,513,566
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
VSTECS Holdings Ltd (b)	104,411,667	136,785,170
TOTAL CHINA		422,757,743
FRANCE - 2.6%
Communication Services - 0.1%
Media - 0.1%
IPSOS SA	442,204	18,694,118
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA Series B	1,001,925	36,295,784
Household Durables - 0.0%
SEB SA	192,325	11,760,129
Specialty Retail - 0.0%
Maisons du Monde SA (a)(d)(e)	803,429	509,190
Mr Bricolage SA (a)	781,360	3,833,240
		4,342,430
TOTAL CONSUMER DISCRETIONARY		52,398,343
Energy - 1.5%
Energy Equipment & Services - 0.0%
Vallourec SACA	333,439	10,037,888
Oil, Gas & Consumable Fuels - 1.5%
TotalEnergies SE (United States)	3,590,922	332,914,379
TOTAL ENERGY		342,952,267
Financials - 0.1%
Capital Markets - 0.1%
Antin Infrastructure Partners SA	1,766,786	21,938,565
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
Societe BIC SA	37,921	2,603,600
Ground Transportation - 0.2%
Stef SA	280,482	38,251,611
Professional Services - 0.0%
Synergie SA	125,437	4,151,580
Trading Companies & Distributors - 0.0%
Thermador Groupe	60,118	4,882,578
TOTAL INDUSTRIALS		49,889,369
Information Technology - 0.5%
IT Services - 0.4%
Alten SA	132,493	8,785,773
Neurones	67,630	2,853,493
Sopra Steria Group	525,954	81,790,385
		93,429,651
Software - 0.1%
Dassault Systemes SE	1,150,856	25,932,949
Linedata Services	49,543	2,517,728
		28,450,677
TOTAL INFORMATION TECHNOLOGY		121,880,328
Materials - 0.0%
Containers & Packaging - 0.0%
Groupe Guillin	349,588	9,190,584
TOTAL FRANCE		616,943,574
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	425,663	24,811,955
Financials - 0.0%
Capital Markets - 0.0%
DWS Group GmbH & Co KGaA (d)(e)	144,957	10,037,598
Insurance - 0.0%
Talanx AG	8,364	1,088,639
TOTAL FINANCIALS		11,126,237
Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Takkt AG	1,476,514	4,730,846
Machinery - 0.1%
JOST Werke SE (d)(e)	71,080	4,321,314
Stabilus SE	206,232	4,168,001
Washtec Ag	83,524	4,274,018
		12,763,333
Trading Companies & Distributors - 0.0%
Brenntag SE (c)	163,490	11,911,913
TOTAL INDUSTRIALS		29,406,092
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
BRANICKS Group AG (a)	463,718	740,170
Instone Real Estate Group SE (d)(e)	1,338,625	13,856,901
TOTAL REAL ESTATE		14,597,071
TOTAL GERMANY		79,941,355
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	1,123,793	14,508,168
GREECE - 1.0%
Consumer Discretionary - 0.2%
Distributors - 0.0%
Autohellas Tourist and Trading SA	175,702	2,227,096
Specialty Retail - 0.2%
JUMBO SA	1,788,037	48,769,829
TOTAL CONSUMER DISCRETIONARY		50,996,925
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Sarantis SA (b)	3,424,124	57,467,741
Financials - 0.5%
Banks - 0.5%
Eurobank SA	12,342,861	53,309,213
National Bank of Greece SA	2,892,876	45,580,881
TOTAL FINANCIALS		98,890,094
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Metlen Energy & Metals PLC (c)	572,582	24,138,630
TOTAL GREECE		231,493,390
HONG KONG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Pico Far East Holdings Ltd	21,204,634	6,585,861
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Cross-Harbour Holdings Ltd/The	631,343	669,677
Specialty Retail - 0.0%
Goldlion Holdings Ltd	21,105,415	2,955,206
Textiles, Apparel & Luxury Goods - 0.0%
Sun Hing Vision Group Holdings Ltd (a)	11,129,886	427,867
TOTAL CONSUMER DISCRETIONARY		4,052,750
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	13,314,312	14,372,884
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASMPT Ltd	1,587,071	33,245,037
Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (a)(b)(f)	51,434,282	66
TOTAL HONG KONG		58,256,598
INDIA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Oil & Natural Gas Corp Ltd	5,658,393	17,938,550
Petronet LNG Ltd	5,224,700	15,287,746
TOTAL ENERGY		33,226,296
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Redington Ltd	22,100,220	50,788,652
TOTAL INDIA		84,014,948
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Selamat Sempurna Tbk PT	52,915,085	5,546,455
IRELAND - 0.6%
Financials - 0.5%
Banks - 0.5%
AIB Group PLC	4,331,521	49,809,991
Bank of Ireland Group PLC	2,489,773	48,916,324
TOTAL FINANCIALS		98,726,315
Industrials - 0.1%
Machinery - 0.0%
Mincon Group Plc	1,961,145	1,657,222
Marine Transportation - 0.1%
Irish Continental Group PLC unit	4,358,547	33,250,157
TOTAL INDUSTRIALS		34,907,379
TOTAL IRELAND		133,633,694
ISLE OF MAN - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Strix Group PLC (a)	6,566,236	3,627,612
ISRAEL - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Max Stock Ltd	1,194,300	11,911,600
ITALY - 0.9%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Brembo NV	1,080,064	10,140,938
Brembo NV (OTC)	932,198	8,752,593
Pirelli & C SpA (d)(e)	2,625,973	18,029,543
TOTAL CONSUMER DISCRETIONARY		36,923,074
Consumer Staples - 0.4%
Beverages - 0.4%
Coca-Cola HBC AG	1,588,627	92,521,795
Consumer Staples Distribution & Retail - 0.0%
MARR SpA (c)	249,108	2,511,421
MARR SpA	113,187	1,141,112
		3,652,533
TOTAL CONSUMER STAPLES		96,174,328
Financials - 0.1%
Capital Markets - 0.1%
Banca Generali SpA	332,922	21,783,415
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	402,026	23,422,029
Industrials - 0.0%
Machinery - 0.0%
Interpump Group SpA	361,434	15,177,769
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Sesa SpA	216,381	21,827,481
TOTAL ITALY		215,308,096
JAPAN - 8.3%
Communication Services - 0.0%
Media - 0.0%
RKB Mainichi Holdings Corp	33,381	1,276,885
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Daikyonishikawa Corp	470,610	2,560,054
Automobiles - 0.1%
Isuzu Motors Ltd	1,149,244	15,834,876
Distributors - 0.2%
Arata Corp	1,127,530	20,003,605
Central Automotive Products Ltd	864,015	9,962,761
PALTAC Corp	528,258	15,603,580
		45,569,946
Diversified Consumer Services - 0.1%
Aucnet Inc	797,871	6,142,993
Gakkyusha Co Ltd	181,037	2,643,726
JP-Holdings Inc (c)	824,498	3,465,648
		12,252,367
Household Durables - 0.0%
FJ Next Holdings Co Ltd	1,129,897	10,886,931
Leisure Products - 0.0%
Roland Corp	262,457	6,844,652
Specialty Retail - 0.1%
ARCLANDS CORP	1,059,432	12,011,697
Hamee Corp (c)	589,014	1,693,507
Syuppin Co Ltd	282,801	1,983,440
		15,688,644
TOTAL CONSUMER DISCRETIONARY		109,637,470
Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 1.0%
Belc Co Ltd	1,014,151	45,203,020
Blue Zones Holdings Co Ltd	3,411,871	37,977,513
Cosmos Pharmaceutical Corp	356,802	13,868,023
Create SD Holdings Co Ltd	1,510,772	31,562,267
G-7 Holdings Inc	1,445,331	11,885,665
Genky DrugStores Co Ltd (b)	1,743,197	40,536,141
Halows Co Ltd (b)	1,388,991	34,918,907
Kato Sangyo Co Ltd	609,616	23,833,200
YAKUODO Holdings Co Ltd	147,406	1,663,202
		241,447,938
Food Products - 0.1%
Pickles Holdings Co Ltd (c)	335,714	2,383,105
S Foods Inc	757,738	13,731,363
		16,114,468
Household Products - 0.0%
Transaction Co Ltd	751,219	5,411,329
TOTAL CONSUMER STAPLES		262,973,735
Financials - 0.2%
Financial Services - 0.2%
Zenkoku Hosho Co Ltd	2,926,079	58,908,591
Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Fukuda Denshi Co Ltd	430,410	27,779,558
Nakanishi Inc	372,477	6,580,531
Techno Medica Co Ltd	35,394	497,381
		34,857,470
Health Care Providers & Services - 0.2%
Ship Healthcare Holdings Inc	1,840,514	27,389,690
WIN-Partners Co Ltd (b)	1,984,174	15,886,393
		43,276,083
Health Care Technology - 0.0%
Software Service Inc	47,041	3,391,663
TOTAL HEALTH CARE		81,525,216
Industrials - 3.1%
Air Freight & Logistics - 0.3%
AIT Corp	152,930	2,158,216
AZ-COM MARUWA Holdings Inc	3,680,297	21,104,512
Hamakyorex Co Ltd (b)	4,695,797	51,512,520
Senko Group Holdings Co Ltd	470,854	5,573,571
		80,348,819
Building Products - 0.2%
Kondotec Inc (b)	1,508,754	13,957,775
Nihon Dengi Co Ltd (c)	2,334,536	35,927,120
Nihon Flush Co Ltd	1,069,224	5,415,002
		55,299,897
Commercial Services & Supplies - 0.1%
CTS Co Ltd	265,859	1,470,844
Green Cross Holdings Co Ltd	79,549	701,584
Prestige International Inc	2,436,391	10,347,363
		12,519,791
Construction & Engineering - 0.1%
Dai-Dan Co Ltd	565,070	10,092,173
Raiznext Corp	1,297,014	18,711,304
		28,803,477
Electrical Equipment - 0.1%
Aichi Electric Co Ltd	294,510	13,969,896
Ground Transportation - 0.2%
Sakai Moving Service Co Ltd (b)	2,430,633	45,141,466
Machinery - 0.5%
Anest Iwata Corp	590,666	5,978,195
Daiwa Industries Ltd	800,821	9,789,697
Estic Corp	353,028	2,282,435
Hosokawa Micron Corp	103,587	3,927,504
Nadex Co Ltd (b)	665,531	4,568,598
Shinwa Co Ltd/Nagoya	243,041	4,700,516
Takeuchi Manufacturing Co Ltd	423,576	19,094,322
Teikoku Corp	491,173	8,644,439
Tocalo Co Ltd	2,695,503	53,777,848
Trinity Industrial Corp	201,255	1,675,787
Yamada Corp	51,838	2,099,280
		116,538,621
Professional Services - 0.3%
Altech Corp	613,610	9,884,263
Artner Co Ltd	232,519	2,831,791
Careerlink Co Ltd	155,151	2,321,692
Creek & River Co Ltd	9,449	80,396
Gakujo Co Ltd (c)	259,287	2,648,084
Ifis Japan Ltd	167,057	706,931
Persol Holdings Co Ltd	16,919,342	25,183,084
Quick Co Ltd (b)	2,934,394	15,772,597
WDB Holdings Co Ltd	621,661	5,924,971
Will Group Inc (c)	1,049,286	7,573,537
		72,927,346
Trading Companies & Distributors - 1.3%
Chori Co Ltd	948,416	25,784,214
Inaba Denki Sangyo Co Ltd	677,597	11,430,949
ITOCHU Corp	8,745,302	108,381,488
Mitani Corp	2,644,773	43,851,723
Parker Corp (b)	2,014,211	17,798,017
Sanyo Trading Co Ltd	243,386	2,424,255
Senshu Electric Co Ltd (b)(c)	979,086	38,167,100
Totech Corp (b)	2,136,741	52,187,982
Yamazen Corp	122,352	1,201,613
Yuasa Co Ltd	407,424	15,548,309
		316,775,650
Transportation Infrastructure - 0.0%
Daito Koun Co Ltd	18,693	239,852
TOTAL INDUSTRIALS		742,564,815
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.4%
Daiwabo Holdings Co Ltd	1,280,490	26,075,238
Dexerials Corp	1,287,637	20,095,923
Maruwa Co Ltd/Aichi	60,005	28,346,780
Nippo Ltd (b)	602,390	14,625,391
Riken Keiki Co Ltd	237,618	5,103,446
		94,246,778
IT Services - 0.3%
Argo Graphics Inc	2,720,252	23,497,926
Asahi Intelligence Service Co Ltd	247,650	1,570,752
Avant Group Corp	215,800	1,766,818
Densan System Holdings Co Ltd	134,973	2,465,343
DTS Corp	2,225,794	14,505,252
Future Corp	359,658	3,511,443
Information Planning Co	589,865	3,985,862
TDC Soft Inc	989,510	5,983,262
TIS Inc	553,533	12,064,268
		69,350,926
Semiconductors & Semiconductor Equipment - 0.8%
Japan Material Co Ltd	298,946	3,441,920
Renesas Electronics Corp	5,237,038	105,906,776
SUMCO Corp	5,215,521	83,211,825
		192,560,521
Software - 0.3%
Cresco Ltd	1,214,000	10,559,622
Focus Systems Corp	378,080	3,655,290
Fukui Computer Holdings Inc	188,243	3,953,954
KSK Co Ltd/Inagi (b)	511,119	14,411,380
NE Inc	1,178,028	2,316,332
NSW Inc/Japan	164,737	2,577,954
Pro-Ship Inc (c)	1,133,306	11,037,859
System Research Co Ltd	258,528	2,739,167
WingArc1st Inc	616,833	10,519,618
		61,771,176
Technology Hardware, Storage & Peripherals - 0.0%
Elecom Co Ltd	517,822	5,361,703
TOTAL INFORMATION TECHNOLOGY		423,291,104
Materials - 1.0%
Chemicals - 0.6%
C Uyemura & Co Ltd	672,771	100,721,037
JCU Corp	355,268	15,110,440
Kansai Paint Co Ltd (c)	1,433,176	21,508,376
Muto Seiko Co	4,173	51,680
		137,391,533
Construction Materials - 0.2%
Mitani Sekisan Co Ltd	3,520,171	38,549,370
Vertex Corp/Japan	56,783	714,486
		39,263,856
Containers & Packaging - 0.2%
Kohsoku Corp (b)(c)	1,553,376	29,045,281
Pack Corp/The (b)	3,628,498	30,204,513
		59,249,794
TOTAL MATERIALS		235,905,183
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Arealink Co Ltd	843,283	5,427,361
Starts Corp Inc	323,357	9,872,375
TOTAL REAL ESTATE		15,299,736
Utilities - 0.2%
Electric Utilities - 0.2%
Kansai Electric Power Co Inc/The	3,252,178	52,100,421
TOTAL JAPAN		1,983,483,156
KOREA (SOUTH) - 2.5%
Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Snt Holdings Co Ltd (b)	885,108	37,570,334
Household Durables - 0.0%
Cuckoo Holdings Co Ltd	508,128	10,185,300
Textiles, Apparel & Luxury Goods - 0.5%
Youngone Corp	250,000	14,107,635
Youngone Holdings Co Ltd (b)	752,000	106,970,814
		121,078,449
TOTAL CONSUMER DISCRETIONARY		168,834,083
Consumer Staples - 0.2%
Food Products - 0.0%
Otoki Corp	77,998	19,404,408
Tobacco - 0.2%
KT&G Corp	329,470	39,976,475
TOTAL CONSUMER STAPLES		59,380,883
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mi Chang Oil Industrial Co Ltd (b)	154,217	13,058,322
Financials - 0.1%
Capital Markets - 0.0%
Korea Ratings Corp	88,600	6,393,498
Financial Services - 0.1%
Nice Information & Telecom Inc	433,187	8,303,484
TOTAL FINANCIALS		14,696,982
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
InBody Co Ltd (b)	730,922	14,707,464
Interojo Co Ltd	120,700	1,772,154
Value Added Technology Co Ltd	436,553	6,864,745
Vieworks Co Ltd	353,658	6,557,643
		29,902,006
Pharmaceuticals - 0.3%
Daewon Pharmaceutical Co Ltd (b)	2,142,922	15,630,604
Daihan Pharmaceutical Co Ltd	297,037	5,792,463
Huons Co Ltd (b)	853,834	15,332,944
Korea United Pharm Inc	40,010	550,328
Kwang Dong Pharmaceutical Co Ltd (b)	3,956,191	22,290,563
Whanin Pharmaceutical Co Ltd (b)	1,016,010	8,191,675
		67,788,577
TOTAL HEALTH CARE		97,690,583
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Fursys Inc (b)	900,000	22,143,051
S-1 Corp	619,870	36,338,522
		58,481,573
Machinery - 0.0%
Hy-Lok Corp	93,300	2,813,394
Professional Services - 0.0%
e-Credible Co Ltd	250,349	2,602,779
TOTAL INDUSTRIALS		63,897,746
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
MAKUS Inc	601,127	10,953,582
SAMT Co Ltd	100,000	484,098
		11,437,680
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	913,700	138,475,180
TOTAL INFORMATION TECHNOLOGY		149,912,860
Materials - 0.1%
Chemicals - 0.1%
Miwon Commercial Co Ltd	28,100	2,905,438
Soulbrain Co Ltd	62,877	19,910,262
TOTAL MATERIALS		22,815,700
TOTAL KOREA (SOUTH)		590,287,159
MALAYSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Scientex BHD	8,648,200	8,241,731
MEXICO - 0.2%
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Femsa SAB de CV ADR	149,822	15,218,919
Consumer Staples Distribution & Retail - 0.0%
Corporativo Fragua SAB de CV	255,047	7,183,394
Food Products - 0.0%
Gruma SAB de CV Series B	403,395	7,000,786
TOTAL CONSUMER STAPLES		29,403,099
Financials - 0.0%
Insurance - 0.0%
Qualitas Controladora SAB de CV	782,214	7,800,870
Health Care - 0.1%
Health Care Providers & Services - 0.0%
Medica Sur SAB de CV	1,075,470	3,755,541
Pharmaceuticals - 0.1%
Genomma Lab Internacional SAB de CV	12,969,014	12,235,129
TOTAL HEALTH CARE		15,990,670
TOTAL MEXICO		53,194,639
NETHERLANDS - 1.5%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Acomo NV	129,978	3,951,011
Financials - 0.4%
Capital Markets - 0.3%
Van Lanschot Kempen NV depository receipt	964,627	73,815,168
Insurance - 0.1%
ASR Nederland NV	303,837	23,021,986
TOTAL FINANCIALS		96,837,154
Industrials - 1.1%
Machinery - 0.8%
Aalberts NV	4,709,415	178,418,175
Aalberts NV rights (a)(g)	4,730,056	6,384,145
		184,802,320
Trading Companies & Distributors - 0.3%
IMCD NV (a)(c)	526,266	61,857,857
TOTAL INDUSTRIALS		246,660,177
TOTAL NETHERLANDS		347,448,342
NEW ZEALAND - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hallenstein Glasson Holdings Ltd	614,327	3,554,702
NORWAY - 0.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (d)(e)	2,455,824	25,075,928
Specialty Retail - 0.0%
Kid ASA (d)(e)	183,808	2,614,860
TOTAL CONSUMER DISCRETIONARY		27,690,788
Financials - 0.4%
Banks - 0.4%
SpareBank 1 Nord Norge	1,727,554	29,264,016
Sparebank 1 Oestlandet	1,626,025	35,715,791
SpareBank 1 Sor-Norge ASA	851,956	18,391,443
		83,371,250
Capital Markets - 0.0%
ABG Sundal Collier Holding ASA	5,390,354	4,171,623
TOTAL FINANCIALS		87,542,873
Industrials - 0.0%
Construction & Engineering - 0.0%
Multiconsult ASA (d)(e)	202,892	3,473,256
Norconsult Norge AS	1,086,650	4,615,333
TOTAL INDUSTRIALS		8,088,589
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Selvaag Bolig ASA (a)	483,495	1,821,319
TOTAL NORWAY		125,143,569
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Intercorp Financial Services Inc (United States) (d)	426,647	19,019,923
PHILIPPINES - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Century Pacific Food Inc	17,378,112	8,092,751
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Robinsons Land Corp	29,706,012	8,416,554
TOTAL PHILIPPINES		16,509,305
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Eurocash SA (a)	2,310,877	3,366,097
PORTUGAL - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ibersol SGPS SA	1,127,739	15,882,851
Materials - 0.0%
Containers & Packaging - 0.0%
Corticeira Amorim SGPS SA	1,409,943	10,623,685
TOTAL PORTUGAL		26,506,536
PUERTO RICO - 0.5%
Financials - 0.5%
Banks - 0.2%
First BanCorp/Puerto Rico	1,804,741	43,819,111
Financial Services - 0.3%
EVERTEC Inc	2,444,233	72,178,201
TOTAL PUERTO RICO		115,997,312
SINGAPORE - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Hour Glass Ltd/The	1,754,760	3,248,913
Consumer Staples - 0.0%
Food Products - 0.0%
Delfi Ltd	7,075,062	5,896,326
Industrials - 0.1%
Construction & Engineering - 0.1%
Boustead Singapore Ltd	5,701,836	10,736,598
Professional Services - 0.0%
HRnetgroup Ltd (d)	4,337,237	2,544,726
Trading Companies & Distributors - 0.0%
KS Energy Ltd (a)(f)	12,767,454	100
TOTAL INDUSTRIALS		13,281,424
Real Estate - 0.0%
Industrial REITs - 0.0%
Mapletree Industrial Trust	4,717,306	7,320,652
TOTAL SINGAPORE		29,747,315
SPAIN - 0.8%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	2,143,056	72,940,734
Financials - 0.1%
Banks - 0.1%
Bankinter SA	2,117,967	35,210,677
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Prim SA (b)	1,280,814	19,842,601
Pharmaceuticals - 0.1%
Faes Farma SA	2,891,786	16,477,601
TOTAL HEALTH CARE		36,320,202
Industrials - 0.2%
Air Freight & Logistics - 0.2%
Logista Integral SA	992,658	38,772,300
Materials - 0.0%
Paper & Forest Products - 0.0%
Miquel y Costas & Miquel SA	448,391	7,367,557
TOTAL SPAIN		190,611,470
SWEDEN - 1.4%
Consumer Discretionary - 0.5%
Automobile Components - 0.2%
Autoliv Inc	298,431	34,597,107
Automobiles - 0.0%
Kabe Group AB B Shares	46,326	890,619
Broadline Retail - 0.2%
Rusta AB	2,949,201	32,198,366
Hotels, Restaurants & Leisure - 0.1%
Betsson AB B Shares	2,921,468	29,712,257
Household Durables - 0.0%
JM AB	944,216	11,791,514
Specialty Retail - 0.0%
BHG Group AB (a)	4,152,762	10,354,074
TOTAL CONSUMER DISCRETIONARY		119,543,937
Consumer Staples - 0.0%
Beverages - 0.0%
Viva Wine Group AB	2,482,246	8,657,044
Industrials - 0.6%
Building Products - 0.0%
Inwido AB	14,275	216,922
Commercial Services & Supplies - 0.1%
Loomis AB	355,143	16,455,571
Electrical Equipment - 0.3%
AQ Group AB	2,107,362	49,895,138
Machinery - 0.2%
Beijer Alma AB B Shares	1,541,107	48,322,599
Trading Companies & Distributors - 0.0%
Alligo AB B Shares	601,606	9,044,208
TOTAL INDUSTRIALS		123,934,438
Information Technology - 0.0%
IT Services - 0.0%
KNOW IT AB	353,417	3,031,667
Proact IT Group AB	591,918	7,282,975
TOTAL INFORMATION TECHNOLOGY		10,314,642
Materials - 0.3%
Chemicals - 0.0%
KB Components AB	1,458,059	7,106,513
Metals & Mining - 0.3%
Alleima AB	5,824,958	51,702,397
Boliden AB	141,258	7,345,370
		59,047,767
TOTAL MATERIALS		66,154,280
TOTAL SWEDEN		328,604,341
SWITZERLAND - 0.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Garrett Motion Inc	2,550,215	65,311,006
Financials - 0.1%
Capital Markets - 0.1%
Vontobel Holding AG	243,160	20,601,769
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Bossard Holding AG Series A	58,107	11,861,607
TOTAL SWITZERLAND		97,774,382
TAIWAN - 1.5%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Formosa Optical Technology Co Ltd	1,002,000	3,108,093
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hi-Clearance Inc	1,660,459	7,151,951
Pharmaceuticals - 0.0%
Syngen Biotech Co Ltd	357,700	1,130,458
TOTAL HEALTH CARE		8,282,409
Industrials - 0.1%
Construction & Engineering - 0.1%
United Integrated Services Co Ltd	300,800	9,206,084
Trading Companies & Distributors - 0.0%
Lumax International Corp Ltd	2,201,510	8,082,036
TOTAL INDUSTRIALS		17,288,120
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.7%
FLEXium Interconnect Inc (a)	600,000	1,263,551
Hon Hai Precision Industry Co Ltd	3,555,012	25,196,149
Simplo Technology Co Ltd	5,766,000	65,664,881
Thinking Electronic Industrial Co Ltd	4,124,000	23,106,449
Tripod Technology Corp	3,082,000	44,544,384
		159,775,414
IT Services - 0.0%
Dimerco Data System Corp	994,799	2,960,845
Semiconductors & Semiconductor Equipment - 0.7%
Parade Technologies Ltd	478,000	8,856,194
Powertech Technology Inc	2,617,000	17,217,987
Taiwan Semiconductor Manufacturing Co Ltd	867,000	60,380,280
Topco Scientific Co Ltd	5,738,593	74,728,593
		161,183,054
Technology Hardware, Storage & Peripherals - 0.0%
TSC Auto ID Technology Co Ltd (b)	2,544,911	15,198,290
TOTAL INFORMATION TECHNOLOGY		339,117,603
TOTAL TAIWAN		367,796,225
UNITED KINGDOM - 6.2%
Communication Services - 0.0%
Media - 0.0%
4imprint Group PLC	165,842	8,223,397
Consumer Discretionary - 1.4%
Broadline Retail - 0.2%
B&M European Value Retail plc (c)	16,506,317	37,599,665
Distributors - 0.4%
Inchcape PLC	7,643,080	85,927,453
Diversified Consumer Services - 0.0%
ME Group International PLC	12,154,088	24,146,466
Hotels, Restaurants & Leisure - 0.2%
Greggs PLC (c)	1,307,077	26,981,438
Hollywood Bowl Group PLC	4,010,714	13,889,539
J D Wetherspoon PLC (c)	740,361	5,893,560
		46,764,537
Household Durables - 0.2%
Barratt Redrow PLC	6,262,361	21,328,057
Vistry Group PLC (a)	6,052,699	26,915,935
		48,243,992
Specialty Retail - 0.2%
Dunelm Group PLC	1,137,779	11,642,710
JD Sports Fashion PLC	10,816,108	9,905,227
Pets at Home Group Plc	12,990,737	31,818,862
		53,366,799
Textiles, Apparel & Luxury Goods - 0.2%
Coats Group PLC	21,988,218	24,863,909
Dr Martens PLC	27,444,286	23,228,473
		48,092,382
TOTAL CONSUMER DISCRETIONARY		344,141,294
Consumer Staples - 1.0%
Beverages - 0.4%
AG Barr PLC	2,642,301	23,047,226
Diageo PLC	3,052,752	61,724,780
		84,772,006
Food Products - 0.0%
Fevara PLC	2,264,979	4,099,153
Tobacco - 0.6%
British American Tobacco PLC	976,950	57,537,304
Imperial Brands PLC	2,210,159	83,969,845
		141,507,149
TOTAL CONSUMER STAPLES		230,378,308
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
DCC PLC (c)	2,055,678	154,968,416
Financials - 0.8%
Capital Markets - 0.4%
AJ Bell PLC	1,981,515	14,021,002
Rathbones Group PLC	2,590,468	69,512,592
St James's Place PLC	614,009	10,180,723
		93,714,317
Insurance - 0.4%
Aviva PLC	8,083,017	68,589,548
Hiscox Ltd	1,338,543	28,195,618
		96,785,166
TOTAL FINANCIALS		190,499,483
Health Care - 0.5%
Pharmaceuticals - 0.5%
GSK PLC	4,497,232	117,906,067
Industrials - 1.2%
Aerospace & Defense - 0.1%
QinetiQ Group PLC	2,895,110	17,507,231
Building Products - 0.0%
Norcros PLC	826,779	3,161,361
Commercial Services & Supplies - 0.3%
Mitie Group PLC	29,207,155	69,074,439
Electrical Equipment - 0.1%
Volex PLC	1,791,509	14,553,641
Machinery - 0.1%
Bodycote PLC	1,282,984	11,889,037
Luxfer Holdings PLC	656,021	9,873,116
		21,762,153
Passenger Airlines - 0.1%
JET2 PLC	1,586,578	23,791,475
Professional Services - 0.0%
Wilmington PLC	2,274,009	7,240,797
Trading Companies & Distributors - 0.5%
Bunzl PLC	1,102,886	36,357,790
RS GROUP PLC	10,900,211	89,291,423
		125,649,213
TOTAL INDUSTRIALS		282,740,310
Information Technology - 0.1%
Software - 0.1%
Pinewood Technologies Group PLC (a)	4,735,174	16,140,687
Materials - 0.3%
Chemicals - 0.0%
Essentra PLC	7,743,905	8,588,078
Construction Materials - 0.2%
SigmaRoc PLC (a)	32,556,190	54,622,930
Metals & Mining - 0.1%
Hill & Smith PLC	495,370	17,323,720
TOTAL MATERIALS		80,534,728
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LSL Property Services PLC	1,172,115	3,524,851
Savills PLC	3,243,653	36,502,133
TOTAL REAL ESTATE		40,026,984
TOTAL UNITED KINGDOM		1,465,559,674
UNITED STATES - 60.7%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Cars.com Inc (a)(b)(c)	3,681,832	40,463,334
Consumer Discretionary - 7.0%
Automobile Components - 0.9%
Aptiv PLC (a)	1,100,890	66,339,631
LCI Industries	453,145	54,023,947
Lear Corp	433,743	55,141,748
Patrick Industries Inc	364,931	33,938,583
Versigent PLC	366,963	12,832,696
		222,276,605
Automobiles - 0.5%
General Motors Co	1,661,384	127,743,816
Diversified Consumer Services - 0.9%
Carriage Services Inc	335,500	16,473,050
Covista Inc (a)	559,752	64,494,625
Grand Canyon Education Inc (a)	511,881	86,543,721
Laureate Education Inc (a)	1,564,303	47,077,699
		214,589,095
Hotels, Restaurants & Leisure - 0.3%
Cheesecake Factory Inc/The (c)	1,234,356	77,603,962
Household Durables - 1.0%
DR Horton Inc	194,069	29,859,456
KB Home	1,062,529	56,303,412
M/I Homes Inc (a)	444,185	58,405,886
Meritage Homes Corp	1,306,082	87,951,562
		232,520,316
Leisure Products - 0.1%
BRP Inc Subordinate Voting Shares	296,546	16,594,000
Specialty Retail - 1.6%
Academy Sports & Outdoors Inc	1,379,540	75,653,974
Bath & Body Works Inc	1,889,740	36,736,545
Caleres Inc	1,642,915	21,522,186
Dick's Sporting Goods Inc	250,227	56,781,511
Lithia Motors Inc	245,140	71,120,017
Murphy USA Inc	118,762	69,832,056
Signet Jewelers Ltd	675,824	60,168,611
		391,814,900
Textiles, Apparel & Luxury Goods - 1.7%
Crocs Inc (a)	950,996	96,982,572
Lululemon Athletica Inc (a)	53,224	7,328,945
Oxford Industries Inc (c)	601,140	25,752,838
PVH Corp	221,204	20,226,894
Samsonite Group SA (d)(e)	10,690,713	19,576,082
Steven Madden Ltd	1,909,549	71,722,660
VF Corp	2,951,837	55,878,274
Wolverine World Wide Inc (b)	5,588,834	95,121,955
		392,590,220
TOTAL CONSUMER DISCRETIONARY		1,675,732,914
Consumer Staples - 3.7%
Beverages - 1.4%
Constellation Brands Inc Class A	508,771	79,663,363
Keurig Dr Pepper Inc	2,857,299	84,004,591
Primo Brands Corp Class A (c)	8,629,582	175,870,882
		339,538,836
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc Class A	292,193	4,923,452
Dollar Tree Inc (a)	551,720	53,577,529
Grocery Outlet Holding Corp (a)(c)	2,466,140	19,507,167
Performance Food Group Co (a)	2,094,747	189,700,289
Target Corp	372,167	48,288,668
		315,997,105
Food Products - 0.4%
Armanino Foods of Distinction Inc	971,320	9,907,463
Ingredion Inc	514,908	57,535,820
Smithfield Foods Inc	956,977	25,149,356
		92,592,639
Household Products - 0.4%
Kimberly-Clark Corp	950,096	93,517,949
Personal Care Products - 0.2%
Kenvue Inc	2,657,797	46,591,181
TOTAL CONSUMER STAPLES		888,237,710
Energy - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Antero Resources Corp (a)	3,331,101	130,779,025
Core Natural Resources Inc	1,113,134	99,892,645
Diamondback Energy Inc	817,422	168,086,486
Energy Transfer LP	2,576,021	52,009,864
Gulfport Energy Corp (a)	259,654	49,993,781
Northern Oil & Gas Inc	2,085,398	56,639,410
Ovintiv Inc	4,064,132	250,147,325
Range Resources Corp	2,705,497	117,689,120
Shell PLC	3,209,919	145,944,766
Sunococorp LLC	1,510,393	100,713,005
Unit Corp	187,339	6,418,234
TOTAL ENERGY		1,178,313,661
Financials - 16.8%
Banks - 7.4%
ACNB Corp	27,091	1,373,243
Camden National Corp	319,695	15,399,708
Citigroup Inc	1,329,786	170,186,013
East West Bancorp Inc	690,601	87,340,308
FNB Corp/PA	6,369,722	113,699,538
Hancock Whitney Corp	1,480,354	99,938,699
Huntington Bancshares Inc/OH	6,975,264	116,905,425
KeyCorp	5,717,356	126,410,741
Old National Bancorp/IN	3,542,785	84,920,556
Pinnacle Financial Partners Inc	1,675,446	165,768,627
QCR Holdings Inc	391,003	35,354,491
United Community Bank/SC	2,887,919	96,254,340
US Bancorp	2,742,945	155,415,264
Washington Trust Bancorp Inc	419,556	13,186,645
Webster Financial Corp	458,348	33,166,061
Wells Fargo & Co	3,870,840	318,299,174
West BanCorp Inc	597,721	14,315,418
Wintrust Financial Corp	775,862	116,821,541
		1,764,755,792
Capital Markets - 4.3%
Ameriprise Financial Inc	213,686	101,455,976
Bank of New York Mellon Corp/The	501,382	67,370,699
Federated Hermes Inc Class B	2,091,045	121,468,804
Lazard Inc	2,884,620	139,904,070
LPL Financial Holdings Inc	146,364	48,904,603
Raymond James Financial Inc	720,432	114,058,794
SEI Investments Co	893,208	80,996,101
State Street Corp	1,354,391	207,005,121
Stifel Financial Corp	1,933,778	152,401,045
		1,033,565,213
Consumer Finance - 0.5%
Capital One Financial Corp	570,197	109,078,686
Financial Services - 0.9%
Corpay Inc (a)	395,287	121,143,607
Essent Group Ltd	1,554,551	94,081,426
		215,225,033
Insurance - 3.7%
American Financial Group Inc/OH	521,702	69,527,226
Arthur J Gallagher & Co	194,746	40,195,573
First American Financial Corp	1,141,024	80,020,013
Hartford Insurance Group Inc/The	336,396	46,022,337
Marsh & McLennan Cos Inc	261,056	43,781,702
Primerica Inc	465,408	130,905,308
Reinsurance Group of America Inc	482,606	102,051,865
Stewart Information Services Corp	870,349	60,915,727
Travelers Companies Inc/The	351,395	107,224,670
Unum Group	1,944,674	156,312,896
Willis Towers Watson PLC	170,055	43,568,091
		880,525,408
TOTAL FINANCIALS		4,003,150,132
Health Care - 6.6%
Biotechnology - 1.0%
Biogen Inc (a)	508,542	96,256,829
Gilead Sciences Inc	1,053,115	137,789,567
		234,046,396
Health Care Providers & Services - 4.3%
Cigna Group/The	401,594	116,695,185
CVS Health Corp	1,728,481	143,965,182
Elevance Health Inc	161,479	60,783,925
Henry Schein Inc (a)	1,619,956	120,832,518
Labcorp Holdings Inc	540,782	138,872,818
Molina Healthcare Inc (a)	359,855	70,034,980
Quest Diagnostics Inc	265,727	51,604,183
Tenet Healthcare Corp (a)	351,121	62,190,552
UnitedHealth Group Inc	399,603	148,044,919
Universal Health Services Inc Class B	524,365	88,234,899
		1,001,259,161
Life Sciences Tools & Services - 0.4%
Avantor Inc (a)	2,825,764	22,888,688
ICON PLC (a)	664,453	78,624,724
		101,513,412
Pharmaceuticals - 0.9%
Elanco Animal Health Inc (a)	6,272,111	140,307,123
Jazz Pharmaceuticals PLC (a)	182,600	37,071,452
Phibro Animal Health Corp Class A	499,251	26,550,168
Viatris Inc	1,269,318	18,963,611
		222,892,354
TOTAL HEALTH CARE		1,559,711,323
Industrials - 9.8%
Aerospace & Defense - 0.9%
Cadre Holdings Inc	701,975	20,813,559
Huntington Ingalls Industries Inc	218,815	79,712,117
Textron Inc	788,041	75,620,414
V2X Inc (a)	639,373	43,355,883
		219,501,973
Air Freight & Logistics - 0.4%
FedEx Corp	243,536	98,220,504
Radiant Logistics Inc (a)	834,158	7,015,269
		105,235,773
Building Products - 1.1%
Builders FirstSource Inc (a)	426,253	33,712,350
Gibraltar Industries Inc (a)	1,187,712	46,356,399
Hayward Holdings Inc (a)	3,776,879	56,690,954
Janus International Group Inc (a)(b)	7,251,706	37,708,871
Resideo Technologies Inc (a)	1,942,759	80,371,940
		254,840,514
Commercial Services & Supplies - 0.8%
Brady Corp Class A	799,496	65,414,763
Brink's Co/The	537,808	57,411,004
HNI Corp	1,774,428	64,837,599
		187,663,366
Construction & Engineering - 0.6%
Bowman Consulting Group Ltd (a)	448,832	14,165,138
WillScot Holdings Corp	5,538,238	125,385,708
		139,550,846
Electrical Equipment - 0.5%
Acuity Inc	177,138	51,329,278
Allient Inc	685,787	52,243,254
LSI Industries Inc	296,491	7,207,696
		110,780,228
Ground Transportation - 0.2%
Proficient Auto Logistics Inc (a)(b)	1,684,411	12,380,420
Universal Logistics Holdings Inc (b)	1,772,691	42,686,399
		55,066,819
Machinery - 2.8%
Allison Transmission Holdings Inc	68,004	9,136,337
Cummins Inc	102,767	68,957,685
Enpro Inc	329,809	96,155,814
Esab Corp	458,307	45,037,829
Gates Industrial Corp PLC (a)	3,789,012	97,036,597
Hillman Solutions Corp (a)	4,973,595	40,584,535
Miller Industries Inc/TN	512,280	24,584,317
Tennant CO (c)	501,303	41,628,201
Terex Corp	1,894,148	117,816,006
Timken Co/The	552,366	61,251,866
Toro Co/The	482,981	45,965,302
		648,154,489
Professional Services - 1.8%
CACI International Inc (a)	42,085	21,864,841
Cbiz Inc (a)	1,738,638	53,028,459
Concentrix Corp (c)	1,253,888	29,867,612
Genpact Ltd	3,765,712	130,858,492
ICF International Inc	470,131	33,689,587
KBR Inc	1,756,813	65,862,919
Maximus Inc	1,375,864	90,284,196
Science Applications International Corp	69,719	6,746,708
		432,202,814
Trading Companies & Distributors - 0.7%
Core & Main Inc Class A (a)	1,239,539	62,435,579
Global Industrial Co	1,125,089	37,251,697
Rush Enterprises Inc Class A	986,077	72,999,281
		172,686,557
TOTAL INDUSTRIALS		2,325,683,379
Information Technology - 5.9%
Electronic Equipment, Instruments & Components - 3.4%
Belden Inc	452,602	50,908,673
CDW Corp/DE	493,221	67,526,887
Crane NXT Co	2,455,216	109,699,051
Insight Enterprises Inc (a)	388,978	28,356,496
Sanmina Corp (a)	836,770	182,265,241
TD SYNNEX Corp	888,749	202,794,747
Vontier Corp	4,459,859	160,019,741
		801,570,836
IT Services - 0.8%
Amdocs Ltd	2,132,749	137,924,878
Kyndryl Holdings Inc (a)	3,171,971	43,836,639
		181,761,517
Semiconductors & Semiconductor Equipment - 1.0%
Diodes Inc (a)	1,057,936	113,357,843
Micron Technology Inc	156,562	80,967,604
MKS Inc	131,859	37,414,991
		231,740,438
Software - 0.0%
ACI Worldwide Inc (a)	614,974	26,579,176
Technology Hardware, Storage & Peripherals - 0.7%
Dell Technologies Inc Class C	383,728	80,179,966
Seagate Technology Holdings PLC	117,762	79,329,193
		159,509,159
TOTAL INFORMATION TECHNOLOGY		1,401,161,126
Materials - 3.2%
Chemicals - 1.0%
Axalta Coating Systems Ltd (a)	2,365,921	67,286,793
Element Solutions Inc	2,078,087	88,505,726
Perimeter Solutions Inc (a)	2,478,521	75,099,186
		230,891,705
Construction Materials - 0.6%
Buzzi SpA	376,717	20,568,069
Eagle Materials Inc	492,674	103,515,735
GCC SAB de CV	367,452	4,341,649
RHI Magnesita NV	473,235	17,032,597
		145,458,050
Containers & Packaging - 1.2%
Graphic Packaging Holding CO (c)	4,269,395	40,687,334
Packaging Corp of America	396,163	84,560,992
Silgan Holdings Inc	3,942,556	159,870,647
		285,118,973
Metals & Mining - 0.4%
Warrior Met Coal Inc	1,063,789	95,581,441
TOTAL MATERIALS		757,050,169
Real Estate - 1.5%
Industrial REITs - 0.2%
STAG Industrial Inc Class A	1,149,174	44,335,133
Real Estate Management & Development - 0.2%
Jones Lang LaSalle Inc (a)	164,100	52,205,133
Residential REITs - 0.3%
AvalonBay Communities Inc	135,297	24,759,351
Camden Property Trust	493,067	51,781,896
		76,541,247
Retail REITs - 0.5%
Tanger Inc	1,833,436	67,983,808
Urban Edge Properties	1,345,561	29,494,697
		97,478,505
Specialized REITs - 0.3%
Outfront Media Inc	2,481,191	76,544,742
TOTAL REAL ESTATE		347,104,760
Utilities - 1.1%
Electric Utilities - 1.1%
PG&E Corp	15,635,119	259,855,678
TOTAL UNITED STATES		14,436,464,186
TOTAL COMMON STOCKS (Cost $16,447,029,893)		22,869,077,521

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	870,221,782	870,395,826
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	273,234,790	273,262,113
TOTAL MONEY MARKET FUNDS (Cost $1,143,643,982)			1,143,657,939

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $17,590,673,875)	24,012,735,460
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(206,844,293)
NET ASSETS - 100.0%	23,805,891,167

Legend

(a)	Non-income producing.
(b)	Affiliated company.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $157,939,928 or 0.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,619,788 or 0.5% of net assets.

(f)	Level 3 security.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $47,368,753.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	484,468,304	2,387,272,214	2,001,336,169	13,748,309	(8,523)	-	870,395,826	870,221,782	1.4%
Fidelity Securities Lending Cash Central Fund	211,871,787	2,084,782,609	2,023,408,552	856,080	16,269	-	273,262,113	273,234,790	0.8%
Total	696,340,091	4,472,054,823	4,024,744,721	14,604,389	7,746	-	1,143,657,939

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Bmtc Group Inc	29,558,063	-	587,606	335,905	560,002	(903,711)	28,626,748	3,009,686
Cars.com Inc	38,853,449	9,176,215	408,398	-	(296,239)	(6,861,693)	40,463,334	3,681,832
Daewon Pharmaceutical Co Ltd	20,241,835	-	-	309,562	-	(4,611,231)	15,630,604	2,142,922
EcoGreen International Group Ltd	65	-	-	-	-	1	66	51,434,282
Fursys Inc	29,766,910	-	-	524,126	-	(7,623,859)	22,143,051	900,000
Gabia Inc	16,161,881	-	17,672,495	-	13,508,260	(11,997,646)	-	-
Genky DrugStores Co Ltd	55,901,377	-	4,563,794	71,130	1,866,134	(12,667,576)	40,536,141	1,743,197
Goodfellow Inc	5,434,290	-	69,068	195,266	14,496	37,248	5,416,966	631,058
Halows Co Ltd	45,867,483	-	213,319	580,137	162,606	(10,897,863)	34,918,907	1,388,991
Hamakyorex Co Ltd	45,699,365	-	298,239	1,067,773	202,828	5,908,566	51,512,520	4,695,797
Huons Co Ltd	17,400,007	-	-	363,202	-	(2,067,063)	15,332,944	853,834
InBody Co Ltd	12,477,880	-	-	241,202	-	2,229,584	14,707,464	730,922
Janus International Group Inc	51,658,769	6,780,126	242,440	-	24,498	(20,512,082)	37,708,871	7,251,706
KSK Co Ltd/Inagi	15,199,393	-	80,554	524,401	65,165	(772,624)	14,411,380	511,119
Kingboard Holdings Inc	204,655,500	-	274,172,912	4,758,825	179,295,421	(109,778,009)	-	-
Kohsoku Corp	30,006,180	-	165,573	1,058,631	117,321	(912,647)	29,045,281	1,553,376
Kondotec Inc	15,998,490	-	82,190	460,927	57,975	(2,016,500)	13,957,775	1,508,754
Kwang Dong Pharmaceutical Co Ltd	18,423,691	-	1,082,186	219,520	(434,425)	5,383,483	22,290,563	3,956,191
Mi Chang Oil Industrial Co Ltd	14,266,201	-	1,565,008	352,440	1,286,402	(929,273)	13,058,322	154,217
Nadex Co Ltd	4,295,530	-	153,462	119,303	20,093	406,437	4,568,598	665,531
Nippo Ltd	10,667,174	-	79,049	265,956	66,704	3,970,562	14,625,391	602,390
Pack Corp/The	27,426,509	-	170,375	462,709	69,046	2,879,333	30,204,513	3,628,498
Parker Corp	13,204,073	-	101,385	389,419	82,893	4,612,436	17,798,017	2,014,211
Prim SA	17,935,103	-	114,674	331,478	49,146	1,973,026	19,842,601	1,280,814
Proficient Auto Logistics Inc	11,744,429	-	110,246	-	(80,903)	827,140	12,380,420	1,684,411
Quick Co Ltd	15,233,557	-	90,391	647,631	29,894	599,537	15,772,597	2,934,394
Sakai Moving Service Co Ltd	43,266,554	-	257,488	1,379,608	193,464	1,938,936	45,141,466	2,430,633
Sarantis SA	53,540,218	-	1,238,277	-	1,001,513	4,164,287	57,467,741	3,424,124
Senshu Electric Co Ltd	27,814,223	-	219,898	845,110	190,631	10,382,144	38,167,100	979,086
Snt Holdings Co Ltd	35,300,343	-	-	1,633,557	-	2,269,991	37,570,334	885,108
Sun Hing Vision Group Holdings Ltd	686,079	-	169,552	-	(1,372,243)	1,283,583	-	-
TSC Auto ID Technology Co Ltd	15,566,379	-	-	-	-	(368,089)	15,198,290	2,544,911
Universal Logistics Holdings Inc	42,634,287	23,507	236,413	561,000	53,291	211,727	42,686,399	1,772,691
VSTECS Holdings Ltd	121,533,565	-	735,560	-	618,471	15,368,694	136,785,170	104,411,667
WIN-Partners Co Ltd	17,185,433	-	92,768	606,472	59,123	(1,265,395)	15,886,393	1,984,174
Whanin Pharmaceutical Co Ltd	8,726,184	-	-	177,506	-	(534,509)	8,191,675	1,016,010
Wolverine World Wide Inc	121,163,806	11,969,082	15,709,980	1,618,420	6,987,710	(29,288,663)	95,121,955	5,588,834
Youngone Holdings Co Ltd	75,745,251	-	-	3,171,385	-	31,225,563	106,970,814	752,000
Total	1,331,239,526	27,948,930	320,683,300	23,272,601	204,399,277	(128,336,155)	1,114,140,411

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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